TRADE AND OTHER PAYABLES - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Payables [Line Items]
Contract liabilities	$ 3,690	$ 1,325
Refund liabilities
Trade And Other Payables [Line Items]
Contract liabilities	$ 9,395	$ 8,667